Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of activity relating to stock options and underwriter warrants
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2021	555,000	$9.00	9
Granted	-	-	-
Exercised	-	-	-
Forfeited / Cancelled / Expired	-	-	-
Outstanding at March 31, 2021	555,000	$9.00	8.75

Exercisable at March 31, 2021	65,790	$9.00	8.75

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2021	55,560	$11.25	4.5
Granted	400,000	12.00	4.0
Exercised	-	-	-
Cancelled / Expired	-	-	-
Outstanding at March 31, 2021	455,560	$11.91	4.1

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at December 31, 2019	-	$-	-
Granted	555,000	9.00	10
Exercised	-	-	-
Forfeited / Cancelled / Expired	-	-	-
Outstanding at December 31, 2020	555,000	$9.00	9

Exercisable at December 31, 2020	65,790	$9.00	9
.
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term in Years
Outstanding at December 31, 2019	-	$-	-
Granted	55,560	11.25	5
Exercised	-	-	-
Cancelled / Expired	-	-	-
Outstanding at December 31, 2020	55,560	$11.25	4.5

Exercisable at December 31, 2020	-0-	$11.25	4.5

Schedule of stock-based compensation expense of assumptions
Volatility	74.2%
Risk-free interest rate	0.615%
Dividend yield	0.0%
Term	4.0 years

Volatility	46.6%
Risk-free interest rate	0.47%
Dividend yield	0.0%
Expected term	6.25 Years

Volatility	46.5%
Risk-free interest rate	0.47%
Dividend yield	0.0%
Term	4.5 years

Schedule of stock-based compensation expense
Year Ended December 31, 2020	$398,908
2021	483,185
2022	462,024
2023	367,198
2024	136,741
2025	-
Total stock-based compensation	$1,848,056